Business Segment and Geographical Information (Tables)	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Schedule of Distribution of Revenue by Geographical Area	The distribution of revenue by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
	(in thousands)
Ireland	$878,389	$902,026	$1,639,749	$1,636,366
Rest of Europe	385,027	360,070	775,874	735,935
U.S.	546,673	573,395	1,189,275	1,245,819
Rest of World	253,397	203,597	492,587	436,288
Total	$2,063,486	$2,039,088	$4,097,485	$4,054,408

Schedule of Distribution of Income from Operations by Geographical Area	The distribution of income from operations by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
	(in thousands)
Ireland	$123,676	$199,606	$248,880	$362,984
Rest of Europe	34,974	7,978	66,699	44,821
U.S.	38,414	72,234	88,112	140,721
Rest of World	23,820	10,178	41,206	27,386
Sub-total	$220,884	$289,996	$444,897	$575,912
Amortization of intangible assets	(50,108)	(59,057)	(100,387)	(118,003)
Loss on disposal of subsidiary undertaking	$(32,947)	$—	$(32,947)	$—
Total	$137,829	$230,939	$311,563	$457,909

Schedule of Distribution of Long-Lived Assets, Net by Geographic Area	The distribution of long-lived assets (property, plant and equipment and operating right-of-use assets), net, by geographical area was as follows:

	June 30, 2026	December 31, 2025
	(in thousands)
Ireland	$244,455	$250,566
Rest of Europe	85,091	94,920
U.S.	117,653	122,896
Rest of World	53,087	56,290
Total	$500,286	$524,672